RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction
Cash distributions paid			$ (89,236)	$ (78,564)
Dividend paid to non-controlling interest			0	(7,000)
Golar and Affiliates
Related Party Transaction
Time charter revenues	$ 0	$ 5,540	0	8,723
Management and administrative services fees	(1,988)	(1,128)	(3,877)	(2,571)
Cash distributions paid	(13,088)	(12,858)	(26,176)	(25,656)
Golar and Affiliates | Ship management fees
Related Party Transaction
Fees and expenses	(1,300)	(1,142)	(2,600)	(2,138)
Golar and Affiliates | Income on deposits paid to Golar
Related Party Transaction
Interest income	2,237	724	4,484	1,404
China Petroleum Corporation
Related Party Transaction
Dividend paid to non-controlling interest	$ 0	$ (3,600)	$ 0	$ (7,000)